OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
November 30, 2021 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 15.4%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank - 1.7%
Federal Farm Credit Bank	1.150%	08/12/30	$ 2,000,000	$ 1,919,749

Small Business Administration - 0.0% (a)
SBA, Series 2009-20A-1	5.720%	01/01/29	41,317	44,765

Tennessee Valley Authority - 0.9%
Tennessee Valley Authority	7.125%	05/01/30	675,000	973,934

U.S. Treasury Bonds - 7.2%
U.S. Treasury Bonds	5.250%	11/15/28	1,057,000	1,333,596
U.S. Treasury Bonds	5.250%	02/15/29	1,457,000	1,848,853
U.S. Treasury Bonds	3.000%	05/15/42	2,000,000	2,399,297
U.S. Treasury Bonds	2.500%	02/15/45	2,313,000	2,593,903
				8,175,649
U.S. Treasury Notes - 5.6%
U.S. Treasury Notes	2.875%	05/15/28	407,000	446,396
U.S. Treasury Notes	2.375%	05/15/29	2,697,000	2,888,740
U.S. Treasury Notes	1.625%	08/15/29	1,450,000	1,478,660
U.S. Treasury Notes	1.625%	05/15/31	1,500,000	1,529,063
				6,342,859

Total U.S. Government & Agencies (Cost $17,531,697)				$ 17,456,956

MUNICIPAL BONDS - 0.2%	Coupon	Maturity	Par Value	Value
California State Health Facilities Financing Authority, Revenue Bond (Cost $260,000)	2.704%	06/01/30	$ 260,000	$ 273,820

ASSET-BACKED SECURITIES - 7.3%	Coupon	Maturity	Par Value	Value
Coinstar Funding, LLC, 144A, Series 2017-1A-A2	5.216%	04/25/47	$ 1,413,400	$ 1,413,274
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (b)	1.289%	11/25/34	148,892	148,652
Countrywide Asset-Backed Certificates, Series 2005-1-AF5 (c)	5.497%	07/25/35	34,922	35,096
DB Master Finance, LLC, 144A, Series 2021-1-A-2-II	2.493%	11/20/51	1,200,000	1,208,900

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 7.3% (Continued)	Coupon	Maturity	Par Value	Value
Domino's Pizza Master Issuer, LLC, 144A, Series 2015-1A-A2II	4.474%	10/25/45	$ 1,244,500	$ 1,282,717
Fat Brands GFG Royalty, LLC, 144A, Series 2021-1-A-2	6.000%	07/25/51	1,000,000	1,008,034
Focus Brands Funding, LLC, 144A, Series 2018-1-A-2	5.184%	10/30/48	746,900	784,885
HOA Funding, LLC, 144A, Series 2021-1A	7.432%	08/20/51	700,000	705,881
Jack in the Box Funding, LLC, 144A, Series 2019-1A-A2I	3.982%	08/25/49	1,017,313	1,023,908
Long Beach Mortgage Loan Trust, Series 2004-4-1A1 (1MO LIBOR + 56) (b)	0.649%	10/25/34	726,683	708,353
New Century Home Equity Loan Trust, Series 2005-A-A4W (b)(c)	4.712%	08/25/35	10,788	10,778
Total Asset-Backed Securities (Cost $8,161,561)				$ 8,330,478

COLLATERALIZED MORTGAGE OBLIGATIONS - 28.5%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 4.2%
FHLMC, Series 2515-UP	5.500%	10/15/22	$ 6,127	$ 6,223
FHLMC, Series 3827-HA	3.500%	11/15/25	119,084	124,080
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	525,813
FHLMC, Series 2569-LD	5.500%	02/15/33	43,290	48,580
FHLMC, Series 3793-UA	4.000%	06/15/33	46,430	50,051
FHLMC, Pool #FG C91859	3.500%	12/01/35	316,793	338,496
FHLMC, Series 3622-WA	5.500%	09/15/39	243,185	268,625
FHLMC, Series 3843-JA	4.000%	04/15/40	20,625	21,302
FHLMC, Series 3940-PD	2.500%	02/15/41	208,347	214,432
FHLMC, Series 4226-AN	4.000%	04/15/41	66,574	67,884
FHLMC, Series 4077-AP	4.000%	01/15/42	58,921	61,812
FHLMC, Series 4183-PA	3.500%	01/15/43	72,946	75,361
FHLMC, Series 4566-CA	3.000%	01/15/43	285,005	290,664
FHLMC, Series 4758-HA	4.000%	06/15/45	195,591	197,109
FHLMC, Series 4753-JA	3.000%	12/15/47	233,374	239,638
FHLMC, Series 4760-A	3.000%	02/15/48	963,828	1,013,928
FHLMC, Series 4960-PD	2.000%	10/25/49	1,224,631	1,238,033
				4,782,031
Federal National Mortgage Association - 3.9%
FNMA, Series 2005-80-BA	5.000%	04/25/29	28,800	31,989
FNMA, Series 2009-96-DB	4.000%	11/25/29	125,023	133,879
FNMA, Pool #FM5329	2.000%	01/01/31	782,459	803,062

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 28.5% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 3.9% (Continued)
FNMA, Pool #MA1201	3.500%	10/01/32	$ 130,895	$ 139,427
FNMA, Series 2004-W3-A-7	5.500%	05/25/34	742,153	826,531
FNMA, Pool #MA0584	4.500%	10/01/40	18,681	19,753
FNMA, Series 2013-13-MA	4.000%	01/25/43	301,650	326,710
FNMA, Series 2016-49-LA	3.500%	01/25/43	290,447	299,372
FNMA, Series 2014-80-KA	2.000%	03/25/44	329,389	324,724
FNMA, Series 2016-24-HA	3.000%	04/25/44	130,414	132,148
FNMA, Series 2017-22-EC	3.000%	06/25/44	333,316	339,605
FNMA, Series 2016-89-CG	3.000%	04/25/46	175,325	181,397
FNMA, Series 2019-033-N	3.000%	03/25/48	443,429	460,428
FNMA, Series 2018-45-AB	3.000%	06/25/48	337,269	350,145
				4,369,170
Government National Mortgage Association - 8.5%
GNMA, Series 2020-078-CB	5.000%	09/20/34	391,570	409,668
GNMA, Series 2009-104-KA	4.500%	08/16/39	42,131	43,507
GNMA, Series 2017-084-JD	3.000%	05/20/47	64,943	67,769
GNMA, Series 2018-006-JA	2.750%	01/20/48	256,626	268,162
GNMA, Series 2019-061-KU	3.500%	05/20/49	1,255,019	1,293,010
GNMA, Series 2019-099-JC	3.000%	08/20/49	147,102	151,784
GNMA, Series 2019-152-HA	3.500%	08/20/49	369,834	375,017
GNMA, Series 2020-05-NA	3.500%	12/20/49	399,032	408,061
GNMA, Series 2020-133-A (b)	5.935%	05/01/50	582,727	674,619
GNMA, Series 2020-084-WA	3.500%	06/20/50	261,692	269,100
GNMA, Series 2020-095-NB	4.500%	07/20/50	38,526	39,641
GNMA, Series 2020-122-DP	2.500%	07/20/50	1,723,695	1,766,876
GNMA, Series 2020-123-PB	2.250%	08/20/50	788,633	809,605
GNMA, Series 2020-133-HA	3.500%	09/20/50	457,611	466,690
GNMA, Series 2020-134-NP	2.500%	09/20/50	1,321,275	1,353,566
GNMA, Series 2020-183-AY	2.000%	11/20/50	1,250,644	1,261,873
				9,658,948
Non-Agency - 11.9%
ABN AMRO Mortgage Corporation, Series 2003-12-1A	5.000%	12/25/33	124,648	127,785
Bank of America Funding Corporation, Series 2003-J-2A1 (b)	2.515%	11/25/33	323,199	316,344
Bank of America Funding Corporation, Series 2004-A-3A1 (b)	2.407%	02/25/34	70,688	71,901
Bear Stearns ALT-A Trust, Series 2003-6-2A1 (b)	3.023%	01/25/34	204,617	209,613
Countrywide Home Loans, Inc., Series 2003-49-A9 (b)	2.544%	12/19/33	44,382	43,956

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 28.5% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 11.9% (Continued)
Credit Suisse First Boston Mortgage Securities Company, Series 2002-AR31-4A2 (b)	2.245%	11/25/32	$ 43,999	$ 45,867
Credit Suisse First Boston Mortgage Securities Company, Series 2003-11-1A31	5.500%	06/25/33	26,024	26,686
CSMC Mortgage Trust, 144A, Series 2013-IVR1	3.000%	03/25/43	490,461	496,427
GS Mortgage-Backed Securities, 144A, Series 2021-PJ1 (b)	2.500%	06/25/51	735,921	733,047
HarborView Mortgage Loan Trust, Series 2003-1-A (b)	2.166%	05/19/33	53,276	54,267
HarborView Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (b)	0.640%	06/19/34	89,286	87,165
Impac CMB Trust, Series 2004-10-4A (1MO LIBOR + 94) (b)	1.029%	03/25/35	53,680	53,236
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 30) (b)	0.689%	05/25/35	351,720	346,192
Impac CMB Trust, 144A, Series 2007-A-A (1MO LIBOR + 50) (b)	0.589%	05/25/37	376,647	376,298
Impac CMB Trust, 144A, Series 2007-A-M1 (1MO LIBOR + 80) (b)	0.889%	05/25/37	374,632	372,105
Impac Secured Assets Corporation, Series 2003-3-A1 (b)	5.200%	08/25/33	34,361	35,509
Impac Secured Assets Corporation, Series 2006-1-2A1 (1MO LIBOR + 70) (b)	0.789%	05/25/36	117,500	117,618
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (b)	0.609%	01/25/36	68,489	68,463
JPMorgan Mortgage Trust, Series 2003-A1 (b)	1.826%	10/25/33	135,877	137,594
JPMorgan Mortgage Trust, Series 2004-A1 (b)	1.666%	02/25/34	85,431	84,769
JPMorgan Mortgage Trust, Series 2004-A3-SF3 (b)	1.868%	06/25/34	107,378	106,946
JPMorgan Mortgage Trust, Series 2004-A4-2A2 (b)	2.693%	09/25/34	657,152	682,880

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 28.5% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 11.9% (Continued)
JPMorgan Mortgage Trust, Series 2004-A5-2A1 (b)	2.162%	12/25/34	$ 37,267	$ 39,048
JPMorgan Mortgage Trust, 144A, Series 2013-3-A3 (b)	3.372%	07/25/43	80,909	81,931
JPMorgan Mortgage Trust, 144A, Series 2017-2-A3 (b)	3.500%	05/25/47	155,752	157,320
JPMorgan Mortgage Trust, 144A, Series 2018-1-A7 (b)	3.500%	06/25/48	739,486	742,594
Master Adjustable Rate Mortgage Trust, Series 2003-3-2A1 (b)	1.823%	09/25/33	55,658	55,879
Master Asset Securitization Trust, Series 2004-1-3A7	5.250%	01/25/34	46,047	46,922
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-1A (b)	2.435%	05/25/34	126,394	127,341
Merrill Lynch Mortgage Investors Trust, Series 2004-1-A2 (1MO LIBOR + 90) (b)	0.989%	11/25/34	1,008,949	1,010,169
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-1A (b)	2.843%	12/25/34	260,816	279,288
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (b)	3.750%	12/25/52	51,967	52,819
New Residential Mortgage Loan Trust, 144A, Series 2015-2A-A2 (b)	3.750%	08/25/55	270,532	281,441
New Residential Mortgage Loan Trust, 144A, Series 2017-3-A-1 (b)	4.000%	04/25/57	310,149	328,967
Opteum Mortgage Acceptance Corporation, Series 2005-5 (b)	5.850%	12/25/35	55,735	56,122
SBA Tower Trust, 144A, Series 2020-1-2-1C	1.884%	07/15/50	300,000	301,248
SBA Tower Trust, 144A, Series 2020-1-2-2C	2.328%	07/15/52	10,000	10,227
Sequoia Mortgage Trust, Series 2003-8-A1 (1MO LIBOR + 64) (b)	0.726%	01/20/34	387,391	393,664
Sequoia Mortgage Trust, Series 2004-6-A2 (1MO LIBOR + 56) (b)	0.646%	07/20/34	149,221	138,532
Sequoia Mortgage Trust, 144A, Series 2013-5-A-1 (b)	2.500%	05/25/43	225,219	224,827
Sequoia Mortgage Trust, Series 2013-6-A2 (b)	3.000%	05/25/43	287,098	287,657
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1-4A4 (b)	2.435%	02/25/34	101,727	102,463

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 28.5% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 11.9% (Continued)
Structured Asset Mortgage Investments II Trust, Series 2004-AR6 (1MO LIBOR + 70) (b)	0.780%	02/19/35	$ 1,146,311	$ 1,160,163
Structured Asset Mortgage Investments, Inc., Series 2003-AR4 (1MO LIBOR + 70) (b)	0.780%	01/19/34	38,058	38,020
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-1A1 (1MO LIBOR + 70) (b)	0.780%	12/19/34	76,296	79,288
Structured Asset Securities Corporation, Series 2003-9A (b)	2.218%	03/25/33	120,274	125,165
Structured Asset Securities Corporation, Series 2003-34A-5A4 (b)	2.393%	11/25/33	155,551	156,786
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-3A1	5.500%	05/25/33	42,146	43,647
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7 (b)	2.364%	08/25/33	549,993	545,304
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (b)	2.673%	08/25/33	219,725	226,822
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (b)	1.488%	02/27/34	134,762	137,730
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR2-1-A-1A (1MO LIBOR + 66) (b)	0.749%	01/25/45	1,205,123	1,220,981
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR13 (1MO LIBOR + 156) (b)	1.649%	10/25/45	200,995	209,317
Wells Fargo Alternative Loan Trust, Series 2002-1-1A1	6.250%	08/25/32	307,586	318,681
				13,575,031

Total Collateralized Mortgage Obligations (Cost $32,172,733)				$ 32,385,180

CORPORATE BONDS - 47.4%	Coupon	Maturity	Par Value	Value
Communications - 2.5%
CBS Corporation	7.875%	07/30/30	$ 685,000	$ 954,129
Expedia Group, Inc.	3.250%	02/15/30	935,000	963,448
T-Mobile USA, Inc.	2.050%	02/15/28	973,000	958,395
				2,875,972

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 47.4% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 4.6%
AutoZone, Inc.	3.750%	06/01/27	$ 868,000	$ 953,086
eBay, Inc.	3.600%	06/05/27	350,000	380,119
Ford Motor Company	3.250%	02/12/32	1,000,000	1,001,700
Genting NY, LLC, 144A	3.300%	02/15/26	1,025,000	1,011,624
Lennar Corporation	4.750%	11/29/27	834,000	947,833
Meritage Homes Corporation, 144A	3.875%	04/15/29	900,000	923,832
				5,218,194
Consumer Staples - 3.4%
Clorox Company	1.800%	05/15/30	989,000	959,848
Dollar Tree, Inc.	4.200%	05/15/28	846,000	946,837
Flowers Foods, Inc.	2.400%	03/15/31	978,000	974,127
Kroger Company	1.700%	01/15/31	1,014,000	961,038
				3,841,850
Energy - 2.5%
Enbridge, Inc.	3.125%	11/15/29	904,000	946,106
Grey Oak Pipeline, LLC, 144A	3.450%	10/15/27	903,000	941,572
Newfield Exploration Company	5.375%	01/01/26	855,000	942,355
				2,830,033
Financials - 15.8%
AerCap Ireland Capital D.A.C.	1.750%	01/30/26	980,000	961,448
Antares Holdings, L.P.	3.950%	07/15/26	920,000	952,110
Ares Capital Corporation, 144A	3.875%	01/15/26	904,000	951,978
Aviation Capital Group, LLC, 144A	1.950%	01/30/26	977,000	959,471
Bank of America Corporation (3MO LIBOR + 104) (b)	3.419%	12/20/28	894,000	953,043
Blackstone Private Credit Fund, 144A	3.250%	03/15/27	925,000	925,104
Drawbridge Special Opportunities Fund, L.P., 144A	3.875%	02/15/26	937,000	962,969
Fairfax Financial Holdings Ltd.	4.850%	04/17/28	853,000	963,709
Fidelity National Financial, Inc.	3.400%	06/15/30	899,000	954,190
First American Financial Corporation	4.000%	05/15/30	867,000	956,473
FS KKR Capital Corporation	3.400%	01/15/26	933,000	951,723
Goldman Sachs Group, Inc.	3.800%	03/15/30	872,000	956,000
Icahn Enterprises, L.P.	4.375%	02/01/29	750,000	725,625
Jackson Financial, Inc., 144A	3.125%	11/23/31	925,000	927,493
M.D.C. Holdings, Inc.	3.850%	01/15/30	579,000	609,398
Medallion Financial Corporation, 144A (d)	7.250%	02/26/26	1,375,000	1,364,688
Owl Rock Capital Corporation	2.625%	01/15/27	972,000	952,685
PennyMac Mortgage Investment Trust	5.500%	11/01/24	1,000,000	995,625
Prospect Capital Corporation	3.437%	10/15/28	1,006,000	963,820
				17,987,552

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 47.4% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 2.3%
Bristol-Myers Squibb Company	5.875%	11/15/36	$ 485,000	$ 667,683
CVS Pass-Through Trust, 144A, Series 2013	4.704%	01/10/36	226,289	257,930
CVS Pass-Through Trust, 144A, Series 2014	4.163%	08/11/36	727,330	801,218
Mylan, Inc.	4.550%	04/15/28	853,000	959,364
				2,686,195
Industrials - 4.9%
Air Canada Pass-Through Certificates, 144A, Series 2013-1A	4.125%	11/15/26	507,125	515,259
Air Canada Pass-Through Certificates, 144A, Series 2015-1A	3.600%	09/15/28	255,244	259,885
American Airlines Group Pass-Through Certificates, Series 2019-1AA	3.150%	08/15/33	1,174,119	1,192,400
MasTec, Inc., 144A	4.500%	08/15/28	875,000	899,063
Roper Technologies, Inc.	2.950%	09/15/29	920,000	964,111
U.S. Airways Pass-Through Trust, Series 2011	7.125%	04/22/25	400,283	423,458
United Airlines Pass-Through Certificates, Series 2020-1A	5.875%	04/15/29	1,178,806	1,288,014
				5,542,190
Materials - 1.3%
Martin Marietta Materials, Inc.	3.500%	12/15/27	445,000	480,267
Packaging Corporation of America	3.400%	12/15/27	878,000	956,050
				1,436,317
Real Estate - 2.5%
American Campus Communities Operating Partnership	2.250%	01/15/29	766,000	759,144
American Homes 4 Rent	2.375%	07/15/31	978,000	967,403
Crown Castle International Corporation	4.000%	03/01/27	875,000	954,998
Public Storage	2.250%	11/09/31	130,000	129,410
				2,810,955
Technology - 5.9%
Apple, Inc.	1.650%	05/11/30	983,000	956,664
Applied Materials, Inc.	1.750%	06/01/30	967,000	954,123
Hewlett Packard Enterprise Company	6.200%	10/15/35	737,000	973,630
NVIDIA Corporation	2.850%	04/01/30	910,000	967,062
NXP B.V., 144A	2.500%	05/11/31	967,000	968,829
PayPal Holdings, Inc.	2.850%	10/01/29	916,000	964,162
Synnex Corporation, 144A	2.375%	08/09/28	984,000	962,442
				6,746,912

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 47.4% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 1.7%
Elwood Energy, LLC	8.159%	07/05/26	$ 799,535	$ 819,524
NSG Holdings, LLC, 144A	7.750%	12/15/25	1,008,783	1,074,353
				1,893,877

Total Corporate Bonds (Cost $53,844,167)				$ 53,870,047

MONEY MARKET FUNDS - 0.9%			Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (e) (Cost $1,007,815)			1,007,815	$ 1,007,815

Total Investments at Value - 99.7% (Cost $112,977,973)				$ 113,324,296

Other Assets in Excess of Liabilities - 0.3%				341,052

Net Assets - 100.0%				$ 113,665,348

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $26,294,560 as of November 30, 2021, representing 23.1% of net assets.
COF 11 -	Cost of funds for the 11th District of San Francisco.
LIBOR -	London Interbank Offered Rate.

(a)	Percentage rounds to less than 0.1%.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of November 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Step Coupon. Rate shown is the coupon in effect as of November 30, 2021.
(d)	Illiquid security. Total value of illiquid securities held as of November 30, 2021 was $1,364,688, representing 1.2% of net assets.
(e)	The rate shown is the 7-day effective yield as of November 30, 2021.

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
November 30, 2021 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 1.0%	Coupon	Maturity	Par Value	Value
Small Business Administration - 0.1%
SBA, Series 2002-20K	5.080%	11/01/22	$ 8,927	$ 9,106
SBA, Series 2007-20K-1	5.510%	11/01/27	37,822	40,963
				50,069
U.S. Treasury Notes - 0.9%
U.S. Treasury Notes	2.250%	10/31/24	1,000,000	1,041,836

Total U.S. Government & Agencies (Cost $1,092,295)				$ 1,091,905

MUNICIPAL BONDS - 0.8%	Coupon	Maturity	Par Value	Value
Central Plains Energy Project, Nebraska Gas Project, Revenue Bond, Series 2017-B, (Cost $868,766)	4.500%	09/01/25	$ 800,000	$ 856,772

ASSET-BACKED SECURITIES - 11.1%	Coupon	Maturity	Par Value	Value
Accredited Mortgage Loan Trust, Series 2004-3-2A2 (1MO LIBOR + 120) (a)	1.289%	10/25/34	$ 110,452	$ 110,375
ACE Securities Corporation, Series 2003-NC1 (1MO LIBOR + 84) (a)	0.929%	07/25/33	234,621	225,189
Argent Securities, Inc., Series 2004-W10-A2 (1MO LIBOR + 78) (a)	0.869%	10/25/34	350,706	348,474
Coinstar Funding, LLC, 144A, Series 2017-1A-A2	5.216%	04/25/47	1,475,475	1,475,343
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (a)	1.289%	11/25/34	152,019	151,774
Countrywide Home Loans, Inc., Series 2004-6-2A5 (1MO LIBOR + 78) (a)	0.869%	11/25/34	579,813	576,492
CPS Auto Trust, 144A, Series 2018-D	4.340%	09/16/24	1,405,717	1,427,319
DB Master Finance, LLC, 144A, Series 2021-1-A-2-I	2.045%	11/20/51	1,185,000	1,165,109
Domino's Pizza Master Issuer, LLC, 144A, Series 2015-1A-A2II	4.474%	10/25/45	1,520,000	1,566,678
Fat Brands GFG Royalty, LLC, 144A, Series 2021-1-A-2	6.000%	07/25/51	1,000,000	1,008,034

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 11.1% (Continued)	Coupon	Maturity	Par Value	Value
HOA Funding, LLC, 144A, Series 2021-1A	7.432%	08/20/51	$ 865,000	$ 872,267
Jack in the Box Funding, LLC, 144A, Series 2019-1A-A2I	3.982%	08/25/49	1,293,228	1,301,611
Mortgage IT Trust, Series 2005-5 (1MO LIBOR + 52) (a)	0.609%	12/25/35	543,770	547,333
New Century Home Equity Loan Trust, Series 2005-A-A4W (a)(b)	4.712%	08/25/35	23,626	23,604
SASCO Mortgage Loan Trust, Series 2004-GEL3 (1MO LIBOR + 96) (a)	1.049%	08/25/34	15,475	15,476
Soundview Home Equity Loan Trust, Series 2003-2-A2 (1MO LIBOR + 130) (a)	1.389%	11/25/33	346,515	346,224
Structured Asset Investment Loan Trust, Series 2004-8 (1MO LIBOR + 100) (a)	1.089%	09/25/34	950,615	949,644
Thornburg Mortgage Trust, Series 2003-4-A-1	0.729%	09/25/43	391,573	398,687
Verizon Owner Trust, Series 2019-A-A-A1	2.930%	09/20/23	17,582	17,687
Total Asset-Backed Securities (Cost $12,553,135)				$ 12,527,320

COLLATERALIZED MORTGAGE OBLIGATIONS - 37.2%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 5.8%
FHLMC, Pool #J1-2630	4.000%	07/01/25	$ 348,304	$ 368,069
FHLMC, Series 2580-PY	4.000%	03/15/33	28,894	31,078
FHLMC, Series 3664-DA	4.000%	11/15/37	464,927	486,573
FHLMC, Series 4348-ME	2.500%	06/15/39	53,762	54,194
FHLMC, Series 3597-LH	4.500%	07/15/39	260,821	274,703
FHLMC, Series 4444-CH	3.000%	01/15/41	594,073	600,654
FHLMC, Series 4417-HD	2.250%	11/15/41	73,328	73,483
FHLMC, Series 4312-GA	2.500%	12/15/41	96,507	98,610
FHLMC, Series 4768-E	3.500%	09/15/42	804,773	823,441
FHLMC, Series 5101-AK	2.000%	02/15/47	1,541,932	1,567,143
FHLMC, Series 4938-BL	2.250%	07/25/49	634,642	649,829
FHLMC, Series 4960-PD	2.000%	10/25/49	408,210	412,678
FHLMC, Series 5103-QG	0.750%	03/25/50	1,126,262	1,093,636
				6,534,091
Federal National Mortgage Association - 8.3%
FNMA, Series 2003-48-TC	5.000%	06/25/23	15,699	16,083
FNMA, Series 2010-112-C	4.000%	10/25/25	150,750	155,604

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 37.2% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 8.3% (Continued)
FNMA, Series 2012-111-VA	3.500%	10/25/25	$ 939,774	$ 954,431
FNMA, Pool #AL0300	4.500%	06/01/26	154,451	164,644
FNMA, Series 2012-41-BA	2.500%	04/25/27	443,738	458,486
FNMA, Pool #AL4309	4.000%	10/01/28	268,565	284,546
FNMA, Series 2005-80-BA	5.000%	04/25/29	100,800	111,960
FNMA, Pool #FM5329	2.000%	01/01/31	2,171,323	2,228,497
FNMA, Series 2005-109-PC	6.000%	12/25/35	75,258	83,457
FNMA, Series 2008-17-PA	4.500%	10/25/37	194,113	203,588
FNMA, Series 2008-49-PA	5.000%	04/25/38	130,056	141,280
FNMA, Series 2010-152-DA	3.000%	05/25/39	239,875	243,409
FNMA, Series 2011-15-W (a)	3.820%	06/25/39	13,662	13,729
FNMA, Series 2009-94-DA	4.500%	10/25/39	330,932	349,239
FNMA, Series 2010-135-EA	3.000%	01/25/40	29,166	29,299
FNMA, Series 2010-109-N	3.000%	10/25/40	951,022	995,905
FNMA, Series 2012-102-PA	4.500%	03/25/41	27,734	28,652
FNMA, Series 2012-136-PD	2.500%	11/25/42	401,082	414,359
FNMA, Series 2013-82-BP	2.750%	12/25/42	474,750	485,658
FNMA, Series 2014-80-KA	2.000%	03/25/44	102,136	100,690
FNMA, Series 2018-44-PA	3.500%	06/25/44	89,650	89,623
FNMA, Series 2016-72-AP	4.000%	07/25/44	153,779	155,909
FNMA, Series 2018-14-PA	3.500%	04/25/47	550,877	579,581
FNMA, Series 2019-33-N	3.000%	03/25/48	1,115,325	1,158,079
				9,446,708
Government National Mortgage Association - 2.9%
GNMA, Pool #GN615735	5.000%	07/15/23	19,760	22,369
GNMA, Series 2011-26-PA	4.000%	07/20/40	131,598	135,261
GNMA, Series 2012-10-LD	3.000%	07/20/40	206,322	208,436
GNMA, Series 2018-131-PG	3.000%	09/20/48	153,505	159,918
GNMA, Series 2019-024-PE	3.250%	02/20/49	360,519	367,810
GNMA, Series 2019-065-EB	3.000%	05/20/49	303,244	309,767
GNMA, Series 2019-152-HA	3.500%	08/20/49	365,674	370,798
GNMA, Series 2020-095-NB	4.500%	07/20/50	108,016	111,142
GNMA, Series 2021-041-XP	2.500%	03/20/51	1,523,053	1,564,937
				3,250,438
Non-Agency - 20.2%
Adjustable Rate Mortgage Trust, Series 2004-5-4A1 (a)	2.818%	04/25/35	130,659	131,348
American General Mortgage Loan Trust, 144A, Series 2006-1-A5 (a)	5.750%	12/25/35	4,027	4,293
American Home Mortgage Investment Trust, Series 2004-3 (6MO LIBOR + 150) (a)	1.655%	10/25/34	992,379	1,006,742

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 37.2% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 20.2% (Continued)
American Home Mortgage Investment Trust, Series 2004-3-6A1 (b)	4.820%	10/25/34	$ 34,423	$ 35,075
Atrium CDO Corporation, 144A, Series 2009-A-AR2 (3MO LIBOR + 99) (a)	1.166%	05/28/30	1,250,000	1,249,687
Citigroup Mortgage Loan Trust, Inc., Series 2005-6-A1 (H15T1Y + 210) (a)	2.190%	09/25/35	129,844	135,654
Countrywide Home Loans, Inc., Series 2003-15	5.000%	12/25/21	18,651	17,418
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-2A1 (c)	0.000%	12/25/21	12,056	2
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR2 (a)	2.283%	03/25/34	65,557	66,399
Goldman Sachs Mortgage Loan Trust, Series 2003-13 (a)	2.615%	10/25/33	107,212	113,733
Goldman Sachs Mortgage Loan Trust, Series 2004-10F	5.500%	09/25/34	27,886	28,946
Goldman Sachs Mortgage Loan Trust, Series 2005-5F (1MO LIBOR + 50) (a)	0.589%	06/25/35	54,545	53,390
GS Mortgage Securities Trust, 144A, Series 12-ALOH	3.551%	04/10/34	1,710,000	1,717,155
GSR Mortgage Loan Trust, Series 2003-7F-1A	5.250%	06/25/33	209,459	218,830
GSR Mortgage Loan Trust, Series 2005-AR6 1 (a)	2.746%	09/25/35	18,219	18,429
HarborView Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (a)	0.640%	06/19/34	51,021	49,809
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 30) (a)	0.689%	05/25/35	210,611	207,301
Impac CMB Trust, 144A, Series 2007-A-A (1MO LIBOR + 50) (a)	0.589%	05/25/37	173,843	173,681
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (a)	0.609%	01/25/36	237,903	237,811
JPMorgan Mortgage Trust, Series 2003-A1-4A5 (a)	1.741%	10/25/33	78,856	78,395
JPMorgan Mortgage Trust, 144A, Series 2018-1-A7 (a)	3.500%	06/25/48	936,682	940,619
JPMorgan Mortgage Trust, 144A, Series 2018-8-A3 (a)	4.000%	01/25/49	206,812	208,417

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 37.2% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 20.2% (Continued)
JPMorgan Mortgage Trust, 144A, Series 2019-LTV1-A15 (a)	4.000%	06/25/49	$ 124,747	$ 124,870
Master Adjustable Rate Mortgages Trust, Series 2004-13-2A1 (a)	2.620%	04/21/34	132,892	133,268
Master Adjustable Rate Mortgages Trust, Series 2004-6-4A6 (a)	2.287%	07/25/34	323,927	325,343
Master Seasoned Securitization Trust, Series 2005-1-1A1 (a)	6.117%	09/25/32	435,937	472,891
MASTR Asset Alternative Loans Trust, Series 2003-1-2A1	6.500%	01/25/33	379,438	397,824
MASTR Asset Alternative Loans Trust, Series 2003-8-3A1	5.500%	12/25/33	4,956	4,941
MASTR Asset Securitization Trust, Series 2003-12-1A1	5.250%	12/25/24	59,265	61,617
MASTR Asset Securitization Trust, Series 2003-11-7A	5.250%	12/25/33	280,427	289,559
Mellon Residential Funding Corporation, Series 2000-TBC2-A1 (1MO LIBOR + 48) (a)	0.569%	06/15/30	854,271	837,338
Mill City Mortgage Trust, 144A, Series 2018-2-A1 (a)	3.500%	05/25/58	1,527,471	1,547,943
MLCC Mortgage Investors, Inc., Series 2003-B-A1 (1MO LIBOR + 68) (a)	0.769%	04/25/28	40,207	39,971
MLCC Mortgage Investors, Inc., Series 2003-E-A2 (6MO LIBOR + 66) (a)	0.813%	10/25/28	517,196	513,318
Mortgage IT Trust, Series 2004-2-M1 (1MO LIBOR + 82.5)	0.914%	12/25/34	686,126	675,763
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	337,788	343,324
Provident Funding Mortgage Trust, 144A, Series 2019-1 (a)	3.000%	12/25/49	821,239	824,013
Provident Funding Mortgage Trust, 144A, Series 2020-1-A2 (a)	3.000%	02/25/50	1,782,792	1,791,117
PSMC Trust, 144A, Series 2018-2-A1 (a)	3.500%	06/25/48	534,214	535,340
SBA Tower Trust, 144A, Series 2019-1-1C	2.836%	01/15/50	1,120,000	1,155,354
Sequoia Mortgage Trust, Series 2003-5-A1 (1MO LIBOR + 62) (a)	0.776%	09/20/33	1,101,178	1,121,054

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 37.2% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 20.2% (Continued)
Sequoia Mortgage Trust, 144A, Series 2013-5-A2 (a)	3.000%	05/25/43	$ 1,166,482	$ 1,169,627
Starwood Mortgage Residential Trust, 144A, Series 2019-INV1-A1 (a)	2.610%	09/27/49	516,943	520,900
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12 (a)	2.413%	09/25/34	40,200	40,980
Structured Asset Mortgage Investments II Trust, Series 2004-AR6 (1MO LIBOR + 70) (a)	0.780%	02/19/35	394,336	399,102
Structured Asset Mortgage Investments, Inc., Series 2004-AR3-1 (1MO LIBOR + 60) (a)	0.680%	07/19/34	969,978	949,612
Structured Asset Securities Corporation, Series 2003-34A (a)	2.840%	11/25/33	65,547	67,410
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7 (a)	2.364%	08/25/33	129,708	128,602
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	2.673%	08/25/33	96,613	99,734
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (a)	1.488%	02/27/34	24,502	25,042
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A12 (a)	2.597%	07/25/34	14,299	14,154
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A6 (a)	2.597%	07/25/34	344,580	341,094
Wells Fargo Mortgage-Backed Securities, 144A, Series 2020-01-A3 (a)	3.000%	12/25/49	39,517	39,568
Wells Fargo Mortgage-Backed Securities, 144A, Series 2020-1-A1 (a)	3.000%	12/25/49	1,087,455	1,101,113
				22,784,920

Total Collateralized Mortgage Obligations (Cost $42,028,125)				$ 42,016,157

CORPORATE BONDS - 45.6%	Coupon	Maturity	Par Value	Value
Communications - 2.3%
Expedia Group, Inc.	4.500%	08/15/24	$ 1,250,000	$ 1,340,300
Sprint Spectrum Company, LLC, 144A	4.738%	03/20/25	1,207,500	1,259,386
				2,599,686
Consumer Discretionary - 2.8%
AutoNation, Inc.	3.500%	11/15/24	1,025,000	1,080,845

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 45.6% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 2.8% (Continued)
Ford Motor Credit Company, LLC (3MO LIBOR + 123.5) (a)	1.391%	02/15/23	$ 675,000	$ 673,314
Ford Motor Credit Company, LLC	4.140%	02/15/23	400,000	408,504
Toll Brothers Finance Corporation	4.375%	04/15/23	1,000,000	1,035,090
				3,197,753
Energy - 2.1%
Devon Energy Corporation, 144A	5.250%	09/15/24	1,175,000	1,275,508
Grey Oak Pipeline, LLC, 144A	2.000%	09/15/23	1,100,000	1,113,043
				2,388,551
Financials - 24.2%
AerCap Ireland Capital D.A.C.	4.500%	09/15/23	1,050,000	1,106,659
Ally Financial, Inc.	3.875%	05/21/24	1,250,000	1,318,186
Antares Holdings, L.P., 144A	6.000%	08/15/23	1,248,000	1,338,138
Ares Capital Corporation	4.250%	03/01/25	1,050,000	1,108,409
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,200,000	1,280,168
Athene Global Funding, 144A	2.750%	06/25/24	1,300,000	1,348,077
Aviation Capital Group, LLC, 144A	4.125%	08/01/25	1,025,000	1,092,003
BlackRock Capital Investment Corporation	5.000%	06/15/22	927,000	936,266
Blackstone Private Credit Fund, 144A	2.350%	11/22/24	1,150,000	1,150,939
CIT Group, Inc.	4.750%	02/16/24	1,000,000	1,055,000
Doctors Company (The), 144A	6.500%	10/15/23	1,000,000	1,057,880
Fairfax Financial Holdings Ltd., 144A	4.875%	08/13/24	1,250,000	1,341,859
Fidelity & Guaranty Life Holdings, Inc., 144A	5.500%	05/01/25	1,200,000	1,349,167
First American Financial Corporation	4.300%	02/01/23	1,249,000	1,292,662
First Horizon National Corporation	4.000%	05/26/25	1,250,000	1,340,609
FS KKR Capital Corporation	4.625%	07/15/24	1,025,000	1,083,755
Goldman Sachs BDC, Inc.	3.750%	02/10/25	1,075,000	1,128,038
Goldman Sachs Group, Inc.	3.500%	01/23/25	1,250,000	1,322,391
Icahn Enterprises, L.P.	4.750%	09/15/24	1,000,000	1,016,650
Medallion Financial Corporation, 144A (c)	7.250%	02/26/26	1,175,000	1,166,188
Morgan Stanley	4.000%	07/23/25	1,253,000	1,359,794
Owl Rock Capital Corporation	5.250%	04/15/24	1,025,000	1,100,143
PennyMac Mortgage Investment Trust	5.500%	11/01/24	1,000,000	995,625
				27,288,606
Industrials - 6.3%
Air Canada Pass-Through Certificates, 144A, Series 2015-1B	3.875%	09/15/24	1,072,679	1,080,181
Air Canada Pass-Through Certificates, 144A, Series 2013-1A	4.125%	11/15/26	790,373	803,050
American Airlines Group Pass-Through Certificates, Series 2014-1B	4.375%	04/01/24	755,282	756,865

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 45.6% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 6.3% (Continued)
American Airlines Group Pass-Through Certificates, Series 2013-1A	4.000%	01/15/27	$ 474,709	$ 459,196
Continental Airlines Pass-Through Certificates, Series 2007-1A	5.983%	10/19/23	338,714	343,758
Delta Air Lines Pass-Through Certificates, Series 2019-1A	3.404%	10/25/25	146,000	148,319
Ryder System, Inc., Series MTN	4.625%	06/01/25	1,200,000	1,322,232
Southwest Airlines Company	5.250%	05/04/25	1,000,000	1,111,424
United Airlines Pass-Through Certificates, Series 2020-1A	5.875%	04/15/29	948,465	1,036,333
				7,061,358
Real Estate - 2.7%
American Tower Corporation	4.000%	06/01/25	1,250,000	1,343,714
CyrusOne, L.P.	2.900%	11/15/24	1,275,000	1,322,405
Public Storage	1.500%	11/09/26	400,000	398,707
				3,064,826
Technology - 3.5%
Dell International, LLC	5.850%	07/15/25	1,150,000	1,316,112
Microchip Technology, Inc., 144A	0.972%	02/15/24	1,350,000	1,338,205
Synnex Corporation, 144A	1.250%	08/09/24	1,269,000	1,259,723
				3,914,040
Utilities - 1.7%
Elwood Energy, LLC	8.159%	07/05/26	726,300	744,458
NSG Holdings, LLC, 144A	7.750%	12/15/25	1,157,472	1,232,707
				1,977,165

Total Corporate Bonds (Cost $51,196,351)				$ 51,491,985

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.3%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (d) (Cost $5,980,818)	5,980,818	$ 5,980,818

Total Investments at Value - 101.0% (Cost $113,719,490)		$ 113,964,957

Liabilities in Excess of Other Assets - (1.0%)		(1,129,058)

Net Assets - 100.0%		$ 112,835,899

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $41,469,436 as of November 30, 2021, representing 36.8% of net assets.
COF 11 -	Cost of funds for the 11th District of San Francisco.
H15T1Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
LIBOR -	London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of November 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Step Coupon. Rate shown is the coupon in effect as of November 30, 2021.
(c)	Illiquid security. Total value of illiquid securities held as of November 30, 2021 was $1,166,190 representing 1.0% of net assets.
(d)	The rate shown is the 7-day effective yield as of November 30, 2021.

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS
November 30, 2021 (Unaudited)

ASSET-BACKED SECURITIES - 6.1%	Coupon	Maturity	Par Value	Value
Coinstar Funding, LLC, 144A, Series 2017-1A-A2	5.216%	04/25/47	$ 549,125	$ 549,076
Fat Brands GFG Royalty, LLC, 144A, Series 2021-1A	6.000%	07/25/51	1,000,000	1,008,034
Fat Brands Twin Peaks, LLC, 144A, Series 2021-1-B-2	9.000%	07/25/51	1,000,000	994,389
Focus Brands Funding, LLC, 144A, Series 2018-1-A-2	5.184%	10/30/48	485,000	509,666
HOA Funding, LLC, 144A, Series 2021-1A	7.432%	08/20/51	1,250,000	1,260,501
NPR Finance Ltd., 144A, Series 2019-2A-C1	6.441%	11/19/49	936,353	874,378
Total Asset-Backed Securities (Cost $5,129,701)				$ 5,196,044

CORPORATE BONDS - 89.1%	Coupon	Maturity	Par Value	Value
Communications - 7.0%
CB Escrow Corporation, 144A	8.000%	10/15/25	$ 600,000	$ 624,000
Centerfield Media Parent, Inc., 144A	6.625%	08/01/26	1,000,000	998,750
Hughes Satellite Systems Corporation	6.625%	08/01/26	1,015,000	1,126,650
Scripps Escrow, Inc., 144A	5.875%	07/15/27	1,000,000	1,025,950
Summer (BC) BidCo B, LLC, 144A	5.500%	10/31/26	1,200,000	1,209,000
Zayo Group Holdings, Inc., 144A	4.000%	03/01/27	1,000,000	953,105
				5,937,455
Consumer Discretionary - 11.1%
Arrow BidCo, LLC, 144A	9.500%	03/15/24	1,000,000	1,010,000
Carvana Company, 144A	5.625%	10/01/25	1,000,000	1,000,640
Coty, Inc., 144A	6.500%	04/15/26	1,000,000	1,022,500
Dave & Buster's, Inc., 144A	7.625%	11/01/25	958,000	1,015,480
Merlin Entertainments plc, 144A	5.750%	06/15/26	968,000	999,460
NCL Corporation Ltd., 144A	3.625%	12/15/24	1,200,000	1,101,456
New Home Company, Inc. (The), 144A	7.250%	10/15/25	1,200,000	1,231,188
Washington Multifamily Acquisition I, 144A	5.750%	04/15/26	1,000,000	1,030,000
White Cap Parent, LLC, 144A (a)	8.250%	03/15/26	1,000,000	1,012,500
				9,423,224
Consumer Staples - 3.3%
99 Escrow Issuer, Inc., 144A	7.500%	01/15/26	600,000	511,560
Avon Products, Inc.	7.000%	03/15/23	525,000	549,213
Chobani, LLC, 144A	7.500%	04/15/25	702,000	724,099
Tilray, Inc.	5.000%	10/01/23	1,000,000	978,125
				2,762,997

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 89.1% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 10.1%
Antero Midstream Partners, L.P., 144A	7.875%	05/15/26	$ 1,000,000	$ 1,074,450
Ascent Resources Utica Holdings, LLC, 144A	7.000%	11/01/26	1,200,000	1,218,000
Covey Park Energy, LLC, 144A	7.500%	05/15/25	1,000,000	1,025,000
EnLink Midstream Partners, L.P.	4.850%	07/15/26	1,000,000	1,025,580
FS Energy and Power Fund, 144A	7.500%	08/15/23	1,000,000	1,040,000
New Fortress Energy, Inc., 144A	6.500%	09/30/26	1,200,000	1,134,396
NuStar Logistics, L.P.	5.625%	04/28/27	1,000,000	1,021,250
Sunnova Energy Corporation, 144A	5.875%	09/01/26	1,000,000	1,012,500
				8,551,176
Financials - 19.1%
Acrisure, LLC, 144A	7.000%	11/15/25	944,000	935,740
Apollo Investment Corporation	5.250%	03/03/25	1,000,000	1,037,971
BlackRock Capital Investment Corporation	5.000%	06/15/22	600,000	605,997
Credit Acceptance Corporation, 144A	5.125%	12/31/24	785,000	800,700
Finance of America Funding, LLC, 144A	7.875%	11/15/25	500,000	483,750
Fly Leasing Ltd., 144A	7.000%	10/15/24	1,000,000	979,930
Fortress Transportation and Infrastructure Investors, LLC, 144A	6.500%	10/01/25	1,012,000	1,031,400
Icahn Enterprises, L.P.	6.250%	05/15/26	800,000	822,000
INTL FCStone, Inc., 144A	8.625%	06/15/25	850,000	896,750
Jefferson Capital Holdings, LLC, 144A	6.000%	08/15/26	1,000,000	995,000
MBIA, Inc.	7.000%	12/15/25	1,000,000	1,050,000
Medallion Financial Corporation, 144A (b)	7.250%	02/26/26	700,000	694,750
Oppenheimer Holdings, Inc.	5.500%	10/01/25	1,000,000	1,046,250
Oxford Finance, LLC, 144A	6.375%	12/15/22	600,000	602,142
PennyMac Mortgage Investment Trust	5.500%	11/01/24	1,000,000	995,625
Starwood Property Trust	5.000%	12/15/21	254,000	254,137
TMX Finance, LLC, 144A	11.125%	04/01/23	1,015,000	1,043,187
United Shore Financial Services, LLC, 144A	5.500%	11/15/25	1,000,000	995,000
World Acceptance Corporation, 144A	7.000%	11/01/26	1,000,000	995,000
				16,265,329
Health Care - 9.9%
Akumin, Inc., 144A	7.000%	11/01/25	1,200,000	1,128,000
Global Medical Response, Inc., 144A	6.500%	10/01/25	987,000	987,000
Heartland Dental, LLC, 144A	8.500%	05/01/26	1,003,000	1,026,821
Prime Healthcare Services, Inc., 144A	7.250%	11/01/25	1,000,000	1,052,700
Providence Service Corporation (The), 144A	5.875%	11/15/25	1,000,000	1,040,000

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 89.1% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 9.9% (Continued)
RP Escrow Issuer, LLC, 144A	5.250%	12/15/25	$ 1,000,000	$ 987,500
Surgery Center Holdings, Inc., 144A	6.750%	07/01/25	991,000	999,681
U.S. Acute Care Solutions, LLC, 144A	6.375%	03/01/26	1,210,000	1,241,763
				8,463,465
Industrials - 13.7%
Air Canada Pass-Through Certificates, 144A, Series 2015-1B	3.875%	09/15/24	68,411	68,889
Air Canada Pass-Through Certificates, 144A, Series 2017-1B	3.700%	01/15/26	974,056	945,149
Alta Equipment Group, Inc., 144A	5.625%	04/15/26	1,000,000	1,021,550
American Airlines Group Pass-Through Certificates, Series 2014-1-B	4.375%	04/01/24	1,341,690	1,344,503
American Airlines Group Pass-Through Certificates, Series 2017-1B	4.950%	08/15/26	969,600	968,629
Brundage-Bone Concrete Pumping, 144A	6.000%	02/01/26	1,000,000	1,037,500
Continental Airlines Pass-Through Certificates, Series 2007-1A	5.983%	10/19/23	21,029	21,342
Doric Nimrod Air Finance Alpha Ltd., 144A, Series 2012-1	5.125%	11/30/24	1,164,582	1,157,446
GardaWorld Security Corporation, 144A	4.625%	02/15/27	1,200,000	1,173,000
PowerTeam Services, LLC, 144A	9.033%	12/04/25	1,175,000	1,180,875
Sotheby's, 144A, Series B	4.875%	12/15/25	6,000	5,812
Stena AB, 144A	7.000%	02/01/24	1,000,000	1,030,000
Uber Technologies, Inc., 144A	7.500%	05/15/25	700,000	737,625
Waste Pro USA, Inc., 144A	5.500%	02/15/26	1,000,000	990,000
				11,682,320
Materials - 4.5%
First Quantum Minerals Ltd., 144A	6.875%	03/01/26	1,000,000	1,035,000
Neon Holdings, Inc., 144A	10.125%	04/01/26	900,000	955,125
Pactiv, LLC	7.950%	12/15/25	715,000	790,075
Taseko Mines Ltd., 144A	7.000%	02/15/26	1,000,000	1,015,000
				3,795,200
Real Estate - 5.6%
Brookfield Property Partners, L.P., 144A	5.750%	05/15/26	1,000,000	1,027,800
New Residential Investment Corporation, 144A	6.250%	10/15/25	1,200,000	1,183,500
Park Intermediate Holdings, LLC, 144A	7.500%	06/01/25	600,000	630,000
Service Properties Trust	5.250%	02/15/26	1,000,000	982,500
WeWork Companies, Inc., 144A	7.875%	05/01/25	1,000,000	977,500
				4,801,300
Technology - 2.4%
CPI Cg, Inc., 144A	8.625%	03/15/26	1,000,000	1,062,500

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 89.1% (Continued)	Coupon	Maturity	Par Value	Value
Technology - 2.4% (Continued)
LogMeIn, Inc., 144A	5.500%	09/01/27	$ 1,000,000	$ 995,000
				2,057,500
Utilities - 2.4%
Elwood Energy, LLC	8.159%	07/05/26	907,875	930,572
NSG Holdings, LLC, 144A	7.750%	12/15/25	1,054,841	1,123,406
				2,053,978

Total Corporate Bonds (Cost $76,482,093)				$ 75,793,944

MONEY MARKET FUNDS - 2.5%			Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (c) (Cost $2,169,496)			2,169,496	$ 2,169,496

Total Investments at Value - 97.7% (Cost $83,781,290)				$ 83,159,484

Other Assets in Excess of Liabilities - 2.3%				1,938,556

Net Assets - 100.0%				$ 85,098,040

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $65,439,569 as of November 30, 2021, representing 76.9% of net assets.

(a)	Payment-in-Kind bond. The rate shown is the coupon rate of 8.25% and the payment-in-kind rate of 0.75%.
(b)	Illiquid security. Total value of illiquid securities held as of November 30, 2021 was $694,750 representing 0.8% of net assets.
(c)	The rate shown is the 7-day effective yield as of November 30, 2021.